SGI U.S. SMALL CAP EQUITY FUND
PORTFOLIO OF INVESTMENTS
MAY 31, 2023 (UNAUDITED)

	NUMBER OF
	SHARES	VALUE
COMMON STOCKS - 98.3%
Agriculture — 0.9%
Fresh Del Monte Produce, Inc.	11,100	$292,596
Airlines — 3.8%
Alaska Air Group, Inc.	10,635	477,831
Copa Holdings SA, Class A	7,773	816,631
		1,294,462
Auto Parts & Equipment — 0.8%
Standard Motor Products, Inc.	7,461	263,523
Banks — 4.4%
BayCom Corp.	3,500	56,735
CrossFirst Bankshares, Inc.	6,970	67,191
Enterprise Financial Services Corp.	3,022	122,754
First Financial Corp.	4,604	149,354
Independent Bank Corp.	5,300	86,655
Old Second Bancorp, Inc.	18,200	215,488
Peapack-Gladstone Financial Corp.	2,909	76,768
Preferred Bank	4,500	207,540
Unity Bancorp, Inc.	4,200	95,550
Westamerica BanCorp	11,300	427,479
		1,505,514
Biotechnology — 0.7%
Ligand Pharmaceuticals, Inc.	3,312	232,105
Building Materials — 2.8%
Apogee Enterprises, Inc.	6,080	224,413
Eagle Materials, Inc.	2,500	407,325
Louisiana-Pacific Corp.	1,700	99,484
UFP Industries, Inc.	3,100	242,110
		973,332
Chemicals — 3.9%
AdvanSix, Inc.	3,300	108,570
American Vanguard Corp.	5,148	87,825
Balchem Corp.	5,419	669,951
Hawkins, Inc.	7,500	352,050
Koppers Holdings, Inc.	4,700	136,112
		1,354,508
Commercial Services — 8.4%
Barrett Business Services Inc.	4,800	403,200
CorVel Corp.	3,175	620,522
Forrester Research, Inc.	5,300	152,110
Franklin Covey Co.	7,700	284,284
Grand Canyon Education, Inc.	2,500	261,900
Huron Consulting Group, Inc.	4,128	335,524
Insperity, Inc.	2,716	300,715
Laureate Education, Inc.	37,196	450,072
National Research Corp.	1,642	73,726
		2,882,053
Computers — 2.2%
ExlService Holdings, Inc.	5,102	770,096
Distribution/Wholesale — 1.8%
Titan Machinery, Inc.	13,474	340,218
Veritiv Corp.	2,559	270,205
		610,423
Diversified Financial Services — 2.2%
AssetMark Financial Holdings, Inc.	8,400	235,872
PJT Partners, Inc., Class A	7,800	525,720
		761,592
Electric — 4.5%
Clearway Energy, Inc., Class C	17,806	511,566
Hawaiian Electric Industries, Inc.	11,145	400,217
NorthWestern Corp.	4,657	263,540
PNM Resources, Inc.	8,400	385,728
		1,561,051
Engineering & Construction — 1.7%
Sterling Infrastructure, Inc.	13,000	598,910
Environmental Control — 0.8%
Heritage-Crystal Clean, Inc.	8,400	278,544
Food — 10.0%
Ingles Markets, Inc., Class A	6,000	481,620
Lancaster Colony Corp.	2,402	472,185
Post Holdings, Inc.	6,197	526,497
SpartanNash Co.	14,000	320,600
Sprouts Farmers Market, Inc.	25,100	867,456
Tootsie Roll Industries, Inc.	11,315	442,077
Weis Markets, Inc.	5,700	339,378
		3,449,813
Gas — 0.8%
Northwest Natural Holding Co.	6,100	260,470
Healthcare-Products — 2.6%
Atrion Corp.	324	168,597
UFP Technologies, Inc.	4,721	730,008
		898,605
Healthcare-Services — 1.1%
National HealthCare Corp.	6,200	376,340
Home Builders — 0.9%
Beazer Homes USA, Inc.	15,400	312,158
Insurance — 4.8%
Axis Capital Holdings Ltd.	8,022	416,342
CNA Financial Corp.	8,196	302,104
CNO Financial Group, Inc.	26,452	574,273
Hanover Insurance Group Inc., (The)	2,200	245,212
James River Group Holdings Ltd.	3,322	63,583
ProAssurance Corp.	3,663	44,505
		1,646,019
Internet — 1.0%
HealthStream, Inc.	2,986	68,738
Wix.com Ltd.	3,558	271,191
		339,929
Iron/Steel — 0.7%
Commercial Metals Co.	5,912	252,738
Machinery-Diversified — 2.0%
Alamo Group, Inc.	2,925	486,895
Tennant Co.	2,979	217,765
		704,660
Metal Fabricate/Hardware — 1.2%
Mueller Industries, Inc.	5,721	424,841
Oil & Gas — 1.6%
Chord Energy Corp.	2,275	325,416
Kimbell Royalty Partners LP	16,100	237,153
		562,569
Packaging & Containers — 2.3%
Silgan Holdings, Inc.	17,225	774,953
Pharmaceuticals — 7.9%
Amphastar Pharmaceuticals, Inc.	17,463	774,833
Anika Therapeutics, Inc.	2,500	67,725
Collegium Pharmaceutical, Inc.	17,501	386,247
Ironwood Pharmaceuticals Inc., Class A	18,864	205,240
Premier, Inc., Class A	19,403	485,075
Prestige Brands Holdings, Inc.	14,225	814,097
		2,733,217
Real Estate — 1.0%
McGrath RentCorp	2,297	203,997
RMR Group Inc., Class A, (The)	7,000	150,710
		354,707
REITS — 5.1%
CareTrust REIT, Inc.	12,992	252,045
Rexford Industrial Realty, Inc.	14,000	762,160
Ryman Hospitality Properties, Inc.	7,983	732,280
		1,746,485
Retail — 2.6%
Papa John’s International, Inc.	911	63,870
PC Connection, Inc.	3,500	157,395
PriceSmart, Inc.	3,056	221,499
Winmark Corp.	1,360	443,346
		886,110
Savings & Loans — 0.8%
HomeTrust Bancshares, Inc.	7,000	137,130
Southern Missouri Bancorp, Inc.	4,100	152,315
		289,445
Semiconductors — 0.5%
Vishay Precision Group, Inc.	4,863	169,816
Software — 4.4%
CommVault Systems, Inc.	1,147	79,934
CSG Systems International, Inc.	10,500	503,790
NextGen Healthcare, Inc.	4,254	66,235
SPS Commerce, Inc.	2,250	350,550
Teradata Corp.	10,952	513,211
		1,513,720
Telecommunications — 0.7%
A10 Networks, Inc.	15,700	233,773
Transportation — 4.6%
Landstar System, Inc.	4,493	787,982
Werner Enterprises, Inc.	17,830	783,094
		1,571,076
Water — 2.9%
American States Water Co.	3,573	317,354
California Water Service Group	12,245	696,863
		1,014,217
TOTAL COMMON STOCKS
(Cost $33,238,088)		33,894,370
SHORT-TERM INVESTMENTS - 1.5%
U.S. Bank Money Market Deposit Account, 5.00% (a)	510,842	510,842
TOTAL SHORT-TERM INVESTMENTS
(Cost $510,842)		510,842
TOTAL INVESTMENTS - 99.8%
(Cost $33,748,930)		34,405,212
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%		57,912
NET ASSETS - 100.0%		$34,463,124

*	Non-income producing security.
(a)	The rate shown is as of May 31, 2023.
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of the portfolio of investments.

SGI U.S. SMALL CAP EQUITY FUND
NOTES TO THE PORTFOLIO OF INVESTMENTS
MAY 31, 2023 (UNAUDITED)

PORTFOLIO VALUATION — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant.

FAIR VALUE MEASUREMENTS – The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 — Prices are determined using quoted prices in active markets for identical securities.

• Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 — Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2023, in valuing the Fund’s investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
SGI U.S. SMALL CAP EQUITY FUND
Common Stocks	$33,894,370	$33,894,370	$-	$-
Short-Term Investments	510,842	510,842	-	-
Total Investments*	$34,405,212	$34,405,212	$-	$-

* Please refer to Portfolio of Investments for further details.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period.  A reconciliation of Level 3 investments is presented only if the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers in and out of each level is disclosed when the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal period, the Fund had no Level 3 purchases, sales, or transfers.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.